CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares	Oct. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares
Debt Instrument [Line Items]
Ordinary shares, par value | ₪ / shares					₪ 0.01		₪ 0.01
Conversion price | $ / shares		$ 74.6
Deferred taxes		$ 1,031	$ 975	$ (1,742)
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 175,000	200,000
Interest rate	0.00%
Maturity date	Oct. 15, 2025
Additional aggregate principal amount	$ 25,000
Conversion rate	13.4048
Ordinary shares, par value | ₪ / shares						₪ 0.01
Principal amount of convertible notes in conversion	$ 1,000	$ 1,000
Conversion price | $ / shares	$ 74.60
Percentage of conversion price	130.00%	130.00%
Percentage of measurement period		98.00%
Percentage of redemption price equal to principal amount		100.00%
Percentage of repurchase price equal to principal amount		100.00%
Equity component, net of issuance costs		$ 518
Deferred taxes		1,878
Estimated fair value of convertible senior notes		$ 223,826